CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,303,570)	$ (187,245)	¥ (565,021)	¥ (183,750)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	191,784	27,548	99,714	38,356
Amortization of intangible assets	905,613	130,083	542,731	266,042
Amortization of the right-of-use assets	70,712	10,157
Amortization of debt issuance costs	9,117	1,310
Share-based compensation expenses	172,550	24,786	181,193	79,954
Allowance for doubtful accounts	9,396	1,350	10,904	2,716
Inventory provision	5,987	860
Deferred income taxes	(10,479)	(1,505)
Unrealized exchange (gains)/losses	2,636	379	497	(115)
Unrealized fair value changes of short-term investments	17,939	2,577	(1,799)	(12,523)
Fair value changes of long-term investments	18,444	2,649	2,072
Gain on disposal of long-term investments and subsidiaries	(148,776)	(21,371)
Loss from equity method investments, net of dividends received	24,173	3,472
Revaluation of previously held equity interests			(144,434)
Impairments of long-term investments	5,900	847	46,375	15,989
Changes in operating assets and liabilities:
Accounts receivable	(398,968)	(57,308)	65,612	(283,218)
Receivables due from related parties	7,382	1,060	35,118	(24,660)
Prepayments and other assets	(508,515)	(73,044)	(540,647)	(247,492)
Other long-term assets	(360,497)	(51,782)
Accounts payable	586,864	84,298	345,917	271,893
Salary and welfare payable	101,788	14,621	95,452	91,402
Taxes payable	23,114	3,320	13,708	13,514
Amount due to related parties	(50,331)	(7,230)	44,607	5,724
Deferred revenue	353,997	50,848	398,623	356,413
Accrued liabilities and other payables	277,875	39,914	106,664	74,305
Other long-term liabilities	190,416	27,352
Net cash provided by operating activities	194,551	27,946	737,286	464,550
Cash flows from investing activities:
Purchase of property and equipment	(296,044)	(42,524)	(293,566)	(144,906)
Purchase of intangible assets	(1,268,830)	(182,256)	(1,040,125)	(485,912)
Purchase of short-term investments	(9,973,879)	(1,432,658)	(6,666,731)	(4,708,514)
Maturities of short-term investments	9,993,525	1,435,480	6,252,151	4,932,376
Cash consideration paid for purchase of subsidiaries, net of cash acquired	(719,909)	(103,408)	(135,822)
Cash paid for long-term investments including loans	(1,226,794)	(176,218)	(565,137)	(320,088)
Repayment of loans from investees	11,000	1,580
Cash received from disposal of long-term investments	566,554	81,380	1,250	12,750
Impact to cash resulting from deconsolidation of subsidiary	(959)	(137)
Placements of time deposits	(4,920,099)	(706,728)	(750,473)	(1,960)
Maturities of time deposits	3,877,158	556,919	2,059
Net cash used in investing activities	(3,958,277)	(568,570)	(3,196,394)	(716,254)
Cash flows from financing activities:
Proceeds of short-term loans	141,857	20,376		9,000
Repayment of short-term loans	(100,000)	(14,364)
Repurchase of Pre-IPO Ordinary Shares				(49,086)
Repurchase of noncontrolling interests	(121,325)	(17,427)		(2,689)
Capital injections from noncontrolling interests	154,492	22,191	22,198
Proceeds from exercise of employees' share options	1		6
Proceeds from issuance of ordinary shares, net of issuance costs of US$6,333 and US$9,376, respectively	1,647,711	236,679	4,952,606
Cash and cash equivalents of disposed business in connection with the spin-off transaction				(19,847)
Proceeds from issuance of convertible senior notes, net of issuance costs of US$11,805	3,356,106	482,075
Net cash provided by financing activities	5,078,842	729,530	4,974,810	675,533
Effect of exchange rate changes on cash and cash equivalents and restricted cash held in foreign currencies	107,513	15,442	261,447	(48,145)
Net increase in cash and cash equivalents and restricted cash	1,422,629	204,348	2,777,149	375,684
Cash and cash equivalents and restricted cash at beginning of the year	3,540,031	508,494	762,882	387,198
Cash and cash equivalents at beginning of the year	3,540,031	508,494	762,882	387,198
Restricted cash at beginning of the year	0
Cash and cash equivalents and restricted cash at end of the year	4,962,660	712,842	3,540,031	762,882
Cash and cash equivalents at end of the year	4,962,660	712,842	3,540,031	762,882
Restricted cash at end of the year	0		0
Supplemental disclosures of cash flows information:
Cash paid for income taxes, net of tax refund	33,734	4,846	15,765	6,196
Cash paid for interest expense	26,203	3,764
Supplemental schedule of non-cash investing and financing activities:
Accretion to Pre-IPO Preferred Shares redemption value			64,605	258,554
Deemed dividend in connection with repurchase of Pre-IPO Preferred Shares				129,244
Fixed assets purchases financed by accounts payable	55,759	8,009	40,277	30,050
Acquisitions and investments financed by accrued liabilities and other payables	79,059	11,356	502,279	6,534
Intangible assets purchases financed by accounts payable	¥ 365,187	$ 52,456	¥ 415,780	70,726
Pre-IPO Series D1 Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of Preferred Shares, net of nil issuance costs				49,086
Pre-IPO Series D2 Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of Preferred Shares, net of nil issuance costs				¥ 689,069